OTHER (EXPENSES) INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Loss on disposal of plant and equipment	$ (3,068)	$ (4,018)
Write-down of held for sale asset	0	(2,466)
Write-down of mineral properties	(906)	0
Royalty income	1,417	604
Other	(510)	70
Other (expenses) income	$ (3,067)	$ (5,810)